Shareholder Report, Holdings (Details)	May 31, 2024
C000023273 | The St. Joe Co.
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000023273 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023273 | Imperial Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023273 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023273 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000082377 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000082377 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082377 | W. R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082377 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%